Equity (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 24, 2020	Jun. 05, 2020	Feb. 18, 2020	Feb. 12, 2020	Oct. 19, 2019	Mar. 29, 2018	Jun. 01, 2020	Mar. 31, 2020	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018	Apr. 21, 2020	Apr. 08, 2020	Feb. 17, 2020
Number of common stock shares issued			216,783	1,540,000
Stock issued during the period new issue value			$ 1,083,915									$ 180,000
Shares issued price per share				$ 5.00
Proceeds from initial public offering				$ 6,780,000									$ 6,780,000					$ 85,576
Payments underwriters and other fees				$ 920,000		$ 58,798							$ 920,000
Number of warrants issued				123,200									123,200
Unrecognized value													$ 40,602
Unamortized value weighted average period													6 months 3 days
Stock-based compensation													$ 3,625,220		181,702	666,504		$ 383,966
General and administrative expenses									$ 1,213,851				$ 6,343,254
Risk-free rate													1.37%
Accrued stock compensation expense									$ 284,855	[1],[2]			$ 284,855	[1],[2]			[1],[2]			$ 46,000
Change in fair value of accrued stock compensation									(96,000)				$ (96,000)
Minimum [Member]
Risk-free rate											2.11%				2.11%	1.55%		0.27%
Stock price for dividend													1.70
Maximum [Member]
Risk-free rate											2.32%				2.62%	2.62%		3.05%
Stock price for dividend													2.71
Restricted Common Stock [Member]
Unrecognized value																$ 80,898
Unamortized value weighted average period																1 year 4 days
Board of Directors [Member]
Number of shares authorized for issuance																			51,105		25,616
Number of common stock shares issued	4,340	15,000			3,748
Accrued interest amount																			$ 357,735
Aggregate fair value		$ 46,050
Consultant [Member]
Number of common stock shares issued							5,000	75,000					28,571
Stock issued during the period new issue value													$ 142,855
Aggregate fair value							$ 10,150
Employees Directors and Consultants [Member] | Restricted Common Stock [Member]
Stock-based compensation									277,077		$ (123,431)		3,625,220		$ 181,702	$ 666,504		$ 383,966
General and administrative expenses									276,525		(124,019)		3,624,116		177,246
Labor expense									$ 552		$ 588		$ 1,104		$ 4,457	$ 2,700		$ 3,094
Black-Scholes model [Member] | Minimum [Member]
Risk-free rate													1.60%
Black-Scholes model [Member] | Maximum [Member]
Risk-free rate													2.30%

[1]	Included within accrued stock compensation expense is a liability of $142,000 related to 200,000 stock options to be issued by the Company. See Note 11 - Commitments and Contingencies - Consulting Agreements for details related to the Options.
[2]	The Company accrued a liability of $142,855 related to an aggregate of 28,571 shares of common stock earned by a consultant upon the completion of the initial public offering pursuant to their consulting agreement entered into on September 12, 2018, which has not been issued by the Company to date due to an administrative delay.